Income Taxes - Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 2,803	$ 2,285	$ 2,615
State	735	665	518
Total current taxes	3,538	2,950	3,133
Deferred:
Federal	(1,526)	(282)	(450)
State	(503)	(120)	(114)
Total deferred income taxes	(2,029)	(402)	(564)
Total	$ 1,509	$ 2,548	$ 2,569